Note 9 - Available-For-Sale Securities	12 Months Ended
Dec. 31, 2011
Available-for-sale Securities [Table Text Block]
NOTE 9. AVAILABLE-FOR-SALE SECURITIES

On December 31, 2011, the Company had no available-for-sale securities.  As of December 31, 2010, the Company had $18.1 million in total available-for-sale securities consisting of equity and debt investments that were disposed of during 2011.  All the Company’s U.S. treasury obligation investments previously held were in securities with original maturities less than twelve months.  The following table summarizes the investments classified as available-for-sale securities during the twelve months ended December 31, 2011 and 2010:

December 31, 2011 (in $ thousands)	Input Level	Amortized or Historical Cost	Gross Unrealized Gains	Gross Unrealized Gains	Estimated Fair Value
Money market funds		$—	$—	$—	$—
U.S. treasury obligations		—	—	—	—
Equity securities		—	—	—	—
Total available-for-sale securities		—	—	—	—
Less: amounts classified as cash equivalents		—	—	—	—
Amounts classified as available-for-sale securities		$—	$—	$—	$—

December 31, 2010 (in $ thousands)	Input Level	Amortized or Historical Cost	Gross Unrealized Gains	Gross Unrealized Gains	Estimated Fair Value
Money market funds	2	$—	$—	$—	$2,016
U.S. treasury obligations	2	17,992	2	—	17,994
Equity securities	1	92	—	(18)	74
Total available-for-sale securities		20,100	2	(18)	20,084
Less: amounts classified as cash equivalents		2,016	—	—	2,016
Amounts classified as available-for-sale securities		$18,084	$2	$(18)	$18,068